Form N-1A Supplement	Dec. 31, 2025
GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

RULE 497

Commission File No. 002-85378

Commission File No. 811-03462

MEEDER FUNDS TRUST

GOVERNMENT MONEY MARKET FUND

(the “Fund”)

Supplement dated December 31, 2025, to the Prospectus and

Statement of Additional Information (“SAI”) of the Funds dated April 30, 2025

Effective January 1, 2026, the Annual Fund Operating Expenses table for the Government Money Market Fund, which appears on page 74 of the Prospectus, is deleted in its entirety and replaced with the following:

	CLASS E	CLASS F	CLASS X	CLASS Y	CLASS Z
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees	0.20%	0.00%	0.00%	0.00%	0.75%
Other Expenses	0.21%	0.21%	0.21%	0.21%	0.21%
Shareholder Servicing Fees	0.00%	0.00%	0.00%	0.15%	0.25%
Total Annual Fund Operating Expenses	0.56%	0.36%	0.36%	0.51%	1.36%
Fee Waiver and/ or Expense Reimbursement	(0.15%)	(0.15%)	(0.15%)	(0.34%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement	0.41%	0.21%	0.21%	0.17%	1.21%

Effective January 1, 2026, the chart of investment advisory fees payable to Meeder Asset Management, Inc., the investment adviser to the Funds, for management of the Government Money Market Fund, which appears on page 54 of the SAI, is deleted in its entirety and replaced with the following:

First $50 million	Next $50 million	Next $100 million	Over $200 million
0.15%	0.15%	0.15%	0.15%

Please retain this Supplement for your reference